PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property, Plant and Equipment Net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Less: Accumulated depreciation	$ (19,181,277)	$ (13,728,141)
Property, plant and equipment Before Construction	120,810,735	119,192,118
Property, plant and equipment, net	125,646,486	119,943,471
Land [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	282,000	282,000
Plant and machinery [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	858,948	828,761
Motor vehicles [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	65,473	193,530
Office equipment [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	252,150	260,178
Power stations [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	138,533,441	131,355,790
Construction in progress [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	$ 4,835,751	$ 751,353